Financial Liabilities at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities at Fair Value Through Profit or Loss [Abstract]
Schedule of Financial Liabilities at Amortized Cost
	December 31, 2023	December 31, 2024
Current:
Subsidiary’s preferred shares liabilities	$97,688	$-
Non-controlling shareholders’ conversion right	673,722	-
	$771,410	$-
Non-current:
Subsidiary’s preferred shares liabilities	$1,856,073	$1,953,761
Add: Net exchange differences	-	(123,935)
	$1,856,073	$1,829,826

Schedule of Profit or Loss in Relation to Financial Liabilities at Amortized Cost	Amounts recognized in profit or loss in relation to financial liabilities at amortized cost are listed below:
	Year ended December 31,
	2022	2023	2024
Finance costs	$30,152	$27,543	$28,041